Stockholder Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stockholder Equity
Stockholder Equity

Note 6 – Stockholder’ Equity

The Company is authorized to issue 1,000,000 preferred stock shares and 200,000,000 common stock shares both with a par value of $0.0001.

Preferred Stock

On October 30, 2020, the Company designated 1,000,000 shares as Series D Convertible Preferred Stock with a par value of $0.0001.

On April 16, 2021, the Company closed on a private placement of 440,125 shares of Series D Convertible Preferred Stock (the “Preferred Stock”) with a par value of $0.0001, yielding gross proceeds of $6,551,691 (the “Private Placement”) and settlement of a $50,000 liability for Preferred Stock shares. The Private Placement proceeds will be used for working capital, primarily for the development, manufacturing and commercialization of 374Water’s Air SCWO systems. The Preferred Stock has a stated value of $15 per share, is convertible into common stock at $0.30 per share and has voting rights based on the underlying shares of common stock. Upon liquidation of the Company, the Preferred Stockholders have a liquidation preference before any assets can be distributed to common stockholders. All of the Preferred Stock were sold pursuant to an exemption from registration requirements under Regulation D and/or Section 4(2) of the Securities Act of 1933, as amended. On September 29, 2021, 412,853 shares of Series D Preferred stock were converted into 20,642,667 shares of common stock.  On January 12, 2022, the Company converted the remaining 27,272 shares of Series D Preferred stock to 1,363,149 shares of common stock.  As of March 31, 2022, there were no shares of Series D Preferred stock issued and outstanding.

Common Stock

The holders of common stock are entitled to one vote per share on all matters submitted to a vote of shareholders, including the directors’ election. There is no right to cumulate votes in the election of directors. The holders of common stock are entitled to any dividends that may be declared by the board of directors out of funds legally available for payment of dividends subject to the prior rights of holders of preferred stock and any contractual restrictions the Company has against the payment of dividends on common stock. In the event of our liquidation or dissolution, holders of common stock are entitled to share ratably in all assets remaining after payment of liabilities and the liquidation preferences of any outstanding shares of preferred stock. Holders of common stock have no preemptive rights and have no right to convert their common stock into any other securities. As of March 31, 2022, there were 126,680,895 shares of common stock issued and outstanding.

On April 16, 2021, as a result of the closing of the Merger Agreement (see Note 4), the equity of the consolidated entity is the historical equity of 374Water, Inc (“Private 374Water”) retroactively restated to reflect the number of shares issued by the Company in the reverse recapitalization.

Pursuant to the Merger, all Private 374Water shares were cancelled and the Company  issued to the former Private 374Water stockholders a total of 62,410,452 shares of the Company’s common stock.

On April 16, 2021, the Company issued a small block of shares of common stock estimated to have a fair value of $1,073,369 as consideration for the grant of a license to the Company (see Notes 5 and 8).

During the three months ended March 31, 2022, the Company issued 1,363,149 shares of common stock from the conversion of 27,272 Preferred Stock shares.

Stock-based compensation

During the three months ended March 31, 2022, and 2021, the Company recorded stock-based compensation of $97,558 and $10,433, respectively, related to common stock issued or vested options to employees and various consultants of the Company.  For the three months ended March 31, 2022, $93,868 was charged as general and administrative expenses and $3,690 as research and development expenses in the accompanying condensed consolidated statements of operations.  For the three months ended March 31, 2021, $6,518 was charged as general and administrative expenses and $3,915 as research and development expenses in the accompanying condensed consolidated statements of operations.

Stock Options

Stock option activity for the three months ended March 31, 2022, is summarized as follows:

	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life (Years)
Options outstanding at December 31, 2021	12,300,000	0.37	$4,521,310	5.62
Granted	360,000	3.33	—	—
Exercised	—	—	—	—
Expired/forfeit	—	—	—	—
Options outstanding at March 31, 2022	12,660,000	0.45	$5,719,310	5.39

Total unrecognized compensation associated with these unvested options is approximately $501,471 which will be recognized over a period of four years.

The fair value of these options granted were estimated on the date of grant, using the Black-Scholes option-pricing model with the following assumptions:

March 31, 2022
Dividend yield	0.00%
Expected life	5.65 – 5.75 Years
Expected volatility	37.73 – 39.18%
Risk-free interest rate	1.44 – 2.12%

Stock Warrants

In April 2021, pursuant to the binding Memorandum of Understanding dated as of March 30, 2021, between 374Water and MB Holding Inc. (the “MOU”), a warrant for the purchase of 3,783,333 shares of common stock at an exercise price of $0.30 per share was issued to MB Holding Inc. as consideration for executing the MOU and was considered fully vested upon the execution of the MOU. These warrants were to expire in March 2022. Those warrants were estimated to have a grant-date fair value of $0.37 per warrant or aggregate fair value of $1,399,833 which has been presented as product development expense on the condensed statements of operations.

During the year ended December 31, 2021, the warrants were exercised resulting in the issuance of 3,783,333 shares of common stock and proceeds of $1,134,499. Terry Merrell, a member of the Company’s Board of Directors, has sole voting and dispositive power over the securities held by MB Holdings Inc.

As of March 31, 2022, there were 1,250,000 warrants outstanding which relate to the Series 1 offering executed in December 2021, where investors were offered a warrant for every two common shares purchased during the offering at an exercise price of $2.50 per share. The intrinsic value of all outstanding warrants as of March 31, 2022 was $437,500 based on the market price of our common stock of $2.85 per share.

During the three months ended March 31, 2022, no warrants were issued or exercised. As of March 31, 2022, there are 1,250,000 outstanding warrants.

 A summary of warrant activity during the three months ended March 31, 2022, is as follows:

	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2021	1,250,000	2.50	$437,500	2.96
Issued	—	—	——	—
Exercised	—	—	—	—
Balance at March 31, 2022	1,250,000	2.50	$437,500	2.72

Note 6 – Stockholder’ Equity

The Company is authorized to issue 1,000,000 preferred stock shares and 200,000,000 common stock shares both with a par value of $0.0001.

Preferred Stock

On October 30, 2020, the Company designated 1,000,000 shares as Series D Convertible Preferred Stock with a par value of $0.0001.

On April 16, 2021, the Company closed on a private placement of 436,782 shares of Series D Convertible Preferred Stock (the “Preferred Stock”) with a par value of $.0001, yielding gross proceeds of $6,551,691 (the “Private Placement”) and settlement of a $50,000 liability for Preferred Stock shares. The Private Placement proceeds will be used for working capital, primarily for the development, manufacturing and commercialization of 374Water’s Air SCWO Nix systems. The Preferred Stock has a stated value of $15 per share, is convertible into common stock at $0.30 per share and has voting rights based on the underlying shares of common stock. Upon liquidation of the Company, the Preferred Stockholders have a liquidation preference before any assets can be distributed to common stockholders. The current liquidation value is $409,005. All of the Preferred Stock were sold pursuant to an exemption from registration requirements under Regulation D and/or Section 4(2) of the Securities Act of 1933, as amended. On September 30, 2021, 412,853 shares of Series D Preferred stock were converted into 20,642,667 shares of common stock. As of December 31, 2021, there were 27,272 shares of Series D Preferred stock issued and outstanding.

Common Stock

The holders of common stock are entitled to one vote per share on all matters submitted to a vote of shareholders, including the directors’ election. There is no right to cumulate votes in the election of directors. The holders of common stock are entitled to any dividends that may be declared by the board of directors out of funds legally available for payment of dividends subject to the prior rights of holders of preferred stock and any contractual restrictions the Company has against the payment of dividends on common stock. In the event of our liquidation or dissolution, holders of common stock are entitled to share ratably in all assets remaining after payment of liabilities and the liquidation preferences of any outstanding shares of preferred stock. Holders of common stock have no preemptive rights and have no right to convert their common stock into any other securities. As of December 31, 2021, there were 125,317,746 shares of common stock issued and outstanding.

On April 16, 2021, as a result of the closing of the Merger Agreement (see Note 4), the equity of the consolidated entity is the historical equity of 374Water, Inc (“374Water”) retroactively restated to reflect the number of shares issued by the Company in the reverse recapitalization.

In connection with the Merger, 33,203,512 shares of common stock were issued to 374Water, Inc. (f/k/a PowerVerde, Inc.) stockholders.

Pursuant to the Merger, all 374Water shares were cancelled and 374Water, Inc. issued to the former 374Water stockholders a total of 62,410,452 shares of 374Water, Inc. common stock.

On April 16, 2021, the Company issued Common Stock estimated to have a fair value of $1,073,369 as consideration for the grant of a license to the Company (see Notes 5 and 8).

In December 2021, the Company raised $5,000,000 through a private placement and sale of 2,500,000 shares of Common Stock which were issued to investees as part of the capital raise.

During the year ended December 31, 2021, the Company issued 4,958,833 shares of common stock, in connection with the exercise of warrants and options and received cash proceeds of $1,284,848.

Stock-based compensation

During the year ended December 31, 2021 and 2020, the Company recorded stock-based compensation of $204,217 and $6,657, respectively, related to common stock issued or vested options to employees and various consultants of the Company, of which $190,136 and $328 was charged as general and administrative expenses and $14,081 and $6,329 as research and development expenses in the accompanying consolidated statements of operations during the years ended December 31, 2021 and 2020, respectively

Stock Options

Stock option activity for the year ended December 31, 2021, is summarized as follows:

	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life (Years)
Options outstanding at December 31, 2019	12,180,500	0.20	$4,750,395	5.59
Granted	—	—	—	—
Exercised	—	—	—	—
Expired/forfeit	—	—	—	—
Options outstanding at December 31, 2020	12,180,500	0.20	$4,750,395	4.59
Granted	2,885,000	1.20	—	—
Exercised	(225,500)	0.19	—	—
Expired/forfeit	(2,540,000)	0.17	—	—
Options outstanding at December 31, 2021	12,300,000	0.37	$4,521,310	5.62

Stock option unvested activity for the year ended December 31, 2021, is summarized as follows:

Options
Options Unvested at December 31, 2019	—
Granted	—
Vested	—
Expired/forfeit	—
Options Unvested at December 31, 2020	—
Granted	2,885,000
Vested	(379,817)
Expired/forfeit	(40,000)
Options Unvested at December 31, 2021	2,465,183

Total unrecognized compensation associated with these unvested options is approximately $1,136,921 which will be recognized over a period of four years.

The fair value of these options granted were estimated on the date of grant, using the Black-Scholes option-pricing model with the following assumptions:

	For the years ended
	2021	2020
Dividend yield	0.00%	—
Expected life	5.49 – 6.25 Years	—
Expected volatility	38.39- 38.67%	—
Risk-free interest rate	0.87– 1.07%	—

Stock Warrants

In April 2021, pursuant to the binding Memorandum of Understanding dated as of March 30, 2021, between 374Water and MB Holding Inc. (the “MOU”), a warrant for the purchase of 3,783,333 shares of common stock at an exercise price of $0.30 per share was issued to MB Holding Inc. as consideration for executing the MOU and was considered fully vested upon the execution of the MOU. These warrants expire in March 2022. Those warrants were estimated to have a grant-date fair value of $0.37 per warrant or aggregate fair value of $1,399,833 which has been presented as product development expense on the condensed statements of operations.

During the year ended December 31, 2021, the warrants were exercised resulting in the issuance of 3,783,333 shares of common stock and proceeds of $1,134,499. As of December 31, 2021, there were 1,250,000 warrants outstanding which relate to the Series 1 offering executed in December 2021, where investors were offered a warrant for every two common shares purchased during the offering at an exercise price of $2.50 per share. The intrinsic value of all outstanding warrants as of December 31, 2021 was $437,500 based on the market price of our common stock of $2.85 per share.

The fair value of those warrants granted were estimated on the date of grant, using the Black-Scholes option-pricing model with the following assumptions:

	For the years ended
	2021	2020
Dividend yield	0.00%	—
Expected life	1 - 3 Years	—
Expected volatility	42.39% - 45.24%	—
Risk-free interest rate	0.600% - 0.795%	—

F-14

Table of Contents

A summary of warrant activity during the year ended December 31, 2021, is as follows:

	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2019	950,000	0.11	$690,500	1.44
Issued	—	—	—	—
Exercised	—	—	—	—
Balance at December 31, 2020	950,000	0.11	$690,500	0.44
Issued	5,033,333	0.85	—	—
Exercised	(4,733,333)	0.26	—	—
Balance at December 31, 2021	1,250,000	2.50	$437,500	2.96